Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity
Shareholders’ Equity

Preferred stock

The Company is authorized to issue 2,500,000 shares of $0.001 par value preferred stock. The company has designated 200,000 shares of its preferred stock as Series A Preferred Stock, 800,000 shares as Series B Preferred Stock, 810,000 shares as Series C Preferred Stock and 20,000 shares as Series D Preferred Stock and 670,000 shares of Preferred Stock remain undesignated. The Company has 1,000,000 shares of preferred stock issued and outstanding as of September 30, 2017.

The terms of the Series B Convertible Preferred Stock are governed by a certificate of designation (the “Series B Certificate of Designation”) filed by the Company with the Nevada Secretary of State on August 21, 2017. Pursuant to the Series B Certificate of Designation, the Company designated 800,000 shares of its preferred stock as Series B Convertible Preferred Stock.

On August 21, 2017, Victory Energy Corporation (the “Victory”) entered into a transaction agreement (the “Transaction Agreement”) with Armacor Victory Ventures, LLC, a Delaware limited liability company (“Armacor”), pursuant to which Armacor (i) granted to Victory a worldwide, perpetual, royalty free, fully paid up and exclusive sublicense (the “License”) to all of Armacor’s owned and licensed intellectual property for use in the Oilfield Services Business (as defined in the Transaction Agreement), and (ii) agreed to contribute to Victory $5,000,000 (the “Cash Contribution”), in exchange for which the Company issued 800,000 shares (the “Armacor Shares”) of its newly designated Series B Convertible Preferred Stock. The closing of the Transaction Agreement (the “Closing”) also occurred on August 21, 2017.

On the later to occur of (i) the date on which all Funding Conditions (as defined in the Transaction Agreement) have been satisfied, and (ii) the date that Armacor Victory Ventures, LLC pays the Company the entire Cash Contribution (as defined in the Transaction Agreement) in accordance with the Transaction Agreement (the "Conversion Date"), each share of Preferred B Stock plus accrued, but unpaid, dividends thereon shall be automatically converted into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Stated Value by the Conversion Price in effect on the Conversion Date. The "Conversion Price" shall initially be equal to $0.04. Such initial Conversion Price, and the rate at which shares of Preferred B Stock plus accrued, but unpaid dividends thereon, may be converted into shares of Common Stock, shall be subject to adjustment as provided in Exhibit A of the the Series B Certificate of Designation.

The terms of the Series C Preferred Stock are governed by a certificate of designation (the “Series C Certificate of Designation”) filed by the Company with the Nevada Secretary of State on August 21, 2017. Pursuant to the Series C Certificate of Designation, the Company designated 810,000 shares of its preferred stock as Series C Preferred Stock.

As discussed in Note 6 – Related Party Transactions, On August 21, 2017, the Company entered into the VPEG Settlement Agreement, the Navitus Settlement Agreement and the Insider Settlement Agreement pursuant to which the Company issued 180,000 shares of the Company’s newly designated Series C Preferred Stock.

On the date on which all Funding Conditions (as defined in the Transaction Agreement) have been satisfied (the "Conversion Date"), each share of Preferred C Stock plus accrued, but unpaid, dividends thereon shall be automatically converted into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Stated Value by the Conversion Price in effect on the Conversion Date. The "Conversion Price" shall initially be equal to $0.04. Such initial Conversion Price, and the rate at which shares of Preferred C Stock plus accrued, but unpaid dividends thereon, may be converted into shares of Common Stock, shall be subject to adjustment as provided in Exhibit A of the the Series C Certificate of Designation.

The terms of the Series D Preferred Stock are governed by a certificate of designation (the “Series D Certificate of Designation”) filed by the Company with the Nevada Secretary of State on August 21, 2017. Pursuant to the Series D Certificate of Designation, the Company designated 20,000 shares of its preferred stock as Series D Preferred Stock.

As discussed in Note 6 – Related Party Transactions, On August 21, 2017, the Company entered into the McCall Settlement Agreement pursuant to which the Company issued 20,000 shares of the Company’s newly designated Series D Preferred Stock.

If, following the date when Shareholder Approval (as defined in the Transaction Agreement) has been obtained, any portion of the Redemption Price has not been paid by the Company on any Redemption Date, the Holder of Series D Preferred Stock may, at its option, elect to convert each share of Preferred D Stock plus accrued, but unpaid dividends thereon, into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Stated Value by the Conversion Price in effect on the Conversion Date; provided, however, that in lieu of such conversion and before giving effect thereto, the Company may elect to bring current the redemption payments payable under Section 6 of Exhibit A of the the Series D Certificate of Designation. The "Conversion Price" shall initially be equal to $0.04. Such initial Conversion Price, and the rate at which shares of Preferred D Stock plus accrued, but unpaid dividends thereon, may be converted into shares of Common Stock, shall be subject to adjustment as provided in Exhibit A of the the Series D Certificate of Designation.

Common stock

The Company is authorized to issue 47,500,000 shares of $0.001 par value common stock, and has 31,220,326 shares of common stock outstanding as of September 30, 2017.

During the three months ended September 30, 2017 the Company issued 7,500,000 options to purchase shares of common stock to an employee with an exercise price of $0.04. The options vest ratably over 36 months.

During the nine months ended September 30, 2017 the Company issued 2,640,000 warrants to purchase shares of common stock to directors, officers and employees for 2016 services with an exercise price of $0.06. During the nine months ended September 30, 2017 the Company issued 5,203,252 warrants to purchase shares of common stock to Visionary Private Equity Group I, LP at an exercise price of $0.0923. During the nine months ended September 30, 2017 the Company issued 2,044,679 warrants to purchase shares of common stock to a vendor in exchange for services rendered at an exercise price of $0.04. During the nine months ended September 30, 2017 the Company issued 1,170,000 warrants to purchase shares of common stock to Navitus at exercise prices ranging from $0.04 - $0.09. During the nine months ended September 30, 2016 the Company issued 1,372,000 warrants to Navitus with an exercise price ranging from $0.15 - $0.21. These warrants to purchase shares of common stock were issued in consideration of capital contributions to Aurora pursuant to the Company's capital contribution agreement with Aurora. The warrants vest immediately.

Stockholders’ Equity

Long-Term Incentive Plan

On February 24, 2014, the Board of Directors (the “Board”) of the Victory Energy Corporation (the “Company”) approved and adopted the Victory Energy Corporation 2014 Long Term Incentive Plan (the “LTIP”) for the employees, directors and consultants of the Company and its affiliates. The LTIP provides for the grant of all or any of the following components: (1) stock options, (2) restricted stock, (3) other stock-based awards, (4) performance awards and (5) dividends and dividend equivalents. Subject to adjustment in accordance with the LTIP, the maximum aggregate number of shares of the common stock of the Company, par value $0.001 per share (the “Common Stock”) that may be issued with respect to awards under the LTIP is fifteen percent (15%) of the outstanding shares of Common Stock at the end of the preceding calendar quarter, of which the maximum number of such shares that may be issued as incentive stock options, as defined in Section 422(b) of the Internal Revenue Code of 1986 is two million (2,000,000) shares of Common Stock. Common Stock withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The LTIP will be administered by the Board, until such time as a compensation committee of the Board is established (the “Compensation Committee”), at which time the LTIP will be administered by the Compensation Committee. The total number of shares of common stock initially available for issuance under the LTIP was 4,591,174. As of December 31, 2016, 3,367,500 shares of unrestricted common stock and 595,000 options were issued under the LTIP. The maximum contractual term is five years. As of December 31, 2016, 628,674 shares of common stock are available for issuance under the LTIP.

Stock Based Compensation

The Company estimates the fair value of employee stock options and warrants granted using the Black-Scholes Option Pricing Model. Key assumptions used to estimate the fair value of warrants and stock options include the exercise price of the award, the fair value of the Company’s common stock on the date of grant, the expected warrant or option term, the risk free interest rate at the date of grant, the expected volatility and the expected annual dividend yield on the Company’s common stock.

During the year ended December 31, 2016, the Company did not grant stock awards to directors, officers, or employees. During the year ended December 31, 2015, the Company granted 2,017,500 stock awards to directors, officers, and employee's at fair value of the stock on the date of issuance of $508,739.